Ordinary shares	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Ordinary shares
19	Ordinary shares

As of December 31, 2019 and 2020, the Company is authorized to issue 100,000,000 shares of US$0.001 par value per ordinary share, out of which 80,000,000 shares are Class A ordinary shares and 20,000,000 shares are Class B ordinary shares. The holders of Class A ordinary shares shall have one vote in respect of each Class A ordinary share held and the holders of Class B ordinary shares shall have twenty votes in respect of each Class B ordinary share held.

At the time the Company adopted the 2010 Employee Share Option Plan (the “2010 Share Option Plan”) and 2018 Post IPO Share Incentive Plan, the Company, together with the then shareholders, also decided to allot ordinary shares with par value of US$0.001 to Arda Holdings Limited (“Arda”), a British Virgin Islands company owned by the Group’s chairman at no consideration. Arda will only hold these ordinary shares on trust for the benefit of the employees who are under the 2010 Share Option Plan and 2018 Post IPO Share Incentive Plan and the dealing of these ordinary shares is under the direction of the board of directors of the Company. The Company considered Arda to be a variable interest entity as this entity has no equity at risk. The Company further considered that it is the primary beneficiary because the purchase of Arda is to hold treasury shares on behalf of the Company and the dealings of those transactions are under the direction of the Company’s board of directors. Given the structure of this arrangement, while these ordinary shares have been legally issued, they do not bear the attributes of unrestricted, issued and outstanding shares. Therefore, the ordinary shares issued to Arda are accounted for as treasury shares of the Company until these ordinary shares are earned by the Company’s employees, officers, directors or consultants for service provided to the Group. The Company allotted 627,811 shares during the year the 2010 Share Option Plan was adopted. No additional shares have been allotted during the years ended December 31, 2018, 2019 and 2020 to Arda. Arda does not hold any other assets or liabilities as of December 31, 2019 and 2020, nor earn any income nor incur any expenses for the years ended December 31, 2018, 2019 and 2020.